Share Capital - Schedule of Condensed Consolidated Interim Statement of Changes in Equity (Details)	12 Months Ended
Dec. 31, 2025
Schedule Of Condensed Consolidated Interim Statement Of Changes In Equity Abstract
Share capital	The nominal value of shares issued.
Share premium/other reserves	This combines shares premium relating to shares issued and the impact of transactions recognized in equity (see notes 1 and 4). [1]
Retained earnings/deficit	Cumulative net gains and losses recognized in the consolidated statements of profit or loss and other comprehensive income plus the corresponding entry for the equity-settled share-based payment expenses recognized

[1]	Reconciliation of share premium/other reserves